PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO All Asset Portfolio, PIMCO All Asset All Authority Portfolio, PIMCO Real Return Portfolio and PIMCO CommodityRealReturn Strategy Portfolio® (the “Portfolios”)

Effective immediately, the PIMCO All Asset Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. Research Affiliates, LLC serves as the asset allocation sub-adviser to the Portfolio. The Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC and he has managed the Portfolio since its inception in April 2003. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC and he has managed the Portfolio since November 2016.

In addition, immediately, the PIMCO All Asset All Authority Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. Research Affiliates, LLC serves as the asset allocation sub-adviser to the Portfolio. The Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC and he has managed the Portfolio since its inception in April 2014. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC and he has managed the Portfolio since November 2016.

In addition, effective December 7, 2016, the fifth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO All Asset All Authority Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio’s combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets.

In addition, effective December 7, 2016, the first sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

In addition, effective December 7, 2016, the fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the PIMCO CommodityRealReturn Strategy Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services

(“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

In addition, effective immediately, disclosure concerning the portfolio managers of the PIMCO All Asset Portfolio and PIMCO All Asset All Authority Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO All Asset	Robert D. Arnott	4/03*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO All Asset All Authority		4/14*

PIMCO All Asset	Christopher J. Brightman	11/16

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO All Asset All Authority		11/16

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_110716

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO All Asset Portfolio Administrative Class Prospectus, PIMCO All Asset Portfolio Advisor Class Prospectus, PIMCO All Asset Portfolio Institutional Class Prospectus and PIMCO All Asset Portfolio Class M Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO All Asset Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. Research Affiliates, LLC serves as the asset allocation sub-adviser to the Portfolio. The Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC and he has managed the Portfolio since its inception in April 2003. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC and he has managed the Portfolio since November 2016.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Manager” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO All Asset	Robert D. Arnott	4/03*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

PIMCO All Asset	Christopher J. Brightman	11/16

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_110716

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All Authority Portfolio Advisor Class Prospectus and PIMCO All Asset All Authority Portfolio Institutional Class Prospectus,

each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO All Asset All Authority Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. Research Affiliates, LLC serves as the asset allocation sub-adviser to the Portfolio. The Portfolio’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is the Chairman and Founder of Research Affiliates, LLC and he has managed the Portfolio since its inception in April 2014. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC and he has managed the Portfolio since November 2016.

In addition, effective December 7, 2016, the fifth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio’s combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Manager” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO All Asset All Authority	Robert D. Arnott	4/14*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

PIMCO All Asset All Authority	Christopher J. Brightman	11/16

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_110716

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO Real Return Portfolio Administrative Class Prospectus, PIMCO Real Return Portfolio Advisor Class Prospectus and PIMCO Real Return Portfolio Institutional Class Prospectus, each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Real Return Portfolio (the “Portfolio”)

Effective December 7, 2016, the first sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_110716

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the PIMCO CommodityRealReturn Strategy Portfolio® Administrative Class Prospectus, PIMCO CommodityRealReturn Strategy Portfolio® Advisor Class Prospectus, PIMCO CommodityRealReturn Strategy Portfolio® Institutional Class Prospectus and PIMCO CommodityRealReturn Strategy Portfolio® Class M Prospectus, each dated April 29, 2016, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO CommodityRealReturn Strategy Portfolio® (the “Portfolio”)

Effective December 7, 2016, the fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B).

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP5_110716

PIMCO Variable Insurance Trust

Supplement Dated November 7, 2016 to the Statement of Additional Information dated April 29, 2016, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO All Asset Portfolio and PIMCO All Asset All Authority Portfolio (the “Portfolios”)

Effective immediately, the PIMCO All Asset Portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. In addition, effective immediately, the PIMCO All Asset All Authority Portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Brightman[5]
Registered Investment Companies	21	31,960.9	0	0.00
Other Pooled Investment Vehicles	16	2,551.7	0	0.00
Other Accounts	16	5,961.8	2	220.1

[5]	Effective November 7, 2016, Mr. Brightman co-manages the PIMCO All Asset Portfolio ($838.8 million) and the PIMCO All Asset All Authority Portfolio ($9.6 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective November 7, 2016, each of the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Information pertaining to accounts managed by Mr. Brightman is as of September 30, 2016.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Brightman[2]	PIMCO All Asset	None
	PIMCO All Asset All Authority	Over $1,000,000

[2]	Effective November 7, 2016, Mr. Brightman co-manages the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Portfolio. Information for Mr. Brightman is as of September 30, 2016.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP6_110716